Common Stock Warrants (Details) - $ / shares	3 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	May 31, 2016
Class of Warrant or Right [Line Items]
Outstanding	9,806,028	7,373,820
Exercise price per share			$ 0.01
Series A warrant
Class of Warrant or Right [Line Items]
Outstanding	3,333,333	3,333,333
Exercise price per share	$ 6.60	$ 6.60	6.60
Expiration date	Feb. 18, 2018
Series B warrant
Class of Warrant or Right [Line Items]
Outstanding	3,333,333	3,333,333
Exercise price per share	$ 8.50	$ 8.50	$ 8.50
Expiration date	May 18, 2018
Common stock warrants issued with IPO
Class of Warrant or Right [Line Items]
Outstanding	1,218,862
Exercise price per share	$ 0.01
Expiration date	Nov. 11, 2019
Common stock warrants issued with senior secured notes
Class of Warrant or Right [Line Items]
Outstanding	1,920,500
Exercise price per share	$ 3.00
Expiration date	Dec. 22, 2021